MATERIAL ACCOUNTING POLICY INFORMATION (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Jan. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Net loss			$ 55,400,000
Cash flows from operations		$ 10,646,554	46,348,017	$ 12,409,242
Net liabilities		37,600,000
Accumulated deficit		137,900,000
Remaining unsatisfied performance obligations		3,886,345	1,731,378
Contract liability balance		$ 1,675,664	$ 2,284,383
Expected dividend yield		0.00%
Issuance of restricted shares in years	10 years